Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful live	12 Months Ended
Dec. 31, 2022
Buildings and cultivation facilities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful live [Line Items]
Property and equipment, estimated useful lives	20 years
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful live [Line Items]
Property and equipment, estimated useful lives	3 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful live [Line Items]
Property and equipment, estimated useful lives	10 years
Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of property, plant and equipment estimated useful live [Line Items]
Property and equipment, estimated useful lives	5 years